Debt - Other Loans - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2008	Dec. 31, 2013 Gazprombank Facilities [Member] Long-term and short-term ruble and euro-denominated loans [Member] USD ($)	Dec. 31, 2012 Gazprombank Facilities [Member] Long-term and short-term ruble and euro-denominated loans [Member] USD ($)	Dec. 31, 2013 Gazprombank Facilities [Member] Long-term and short-term ruble and euro-denominated loans [Member] Minimum [Member]	Dec. 31, 2013 Gazprombank Facilities [Member] Long-term and short-term ruble and euro-denominated loans [Member] Maximum [Member]	Dec. 31, 2013 Sberbank [Member] USD ($)	Dec. 31, 2012 Sberbank [Member] USD ($)	Oct. 09, 2012 Sberbank [Member] USD ($)	Oct. 09, 2012 Sberbank [Member] RUB	Dec. 31, 2013 Sberbank [Member] Long-term and short-term ruble and euro-denominated loans [Member] USD ($)	Dec. 31, 2013 Sberbank [Member] Long-term and short-term ruble and euro-denominated loans [Member] RUB	Dec. 31, 2012 Sberbank [Member] Long-term and short-term ruble and euro-denominated loans [Member] USD ($)	Dec. 31, 2013 Sberbank [Member] Long-term and short-term ruble and euro-denominated loans [Member] Minimum [Member]	Dec. 31, 2013 Sberbank [Member] Long-term and short-term ruble and euro-denominated loans [Member] Maximum [Member]	Dec. 31, 2013 Uralsib [Member] Short-Term Long-Term United States Dollar and Euro [Member] USD ($)	Dec. 31, 2012 Uralsib [Member] Short-Term Long-Term United States Dollar and Euro [Member] USD ($)	Dec. 31, 2012 Uralsib [Member] Short-Term Long-Term United States Dollar and Euro [Member] Minimum [Member]	Dec. 31, 2012 Uralsib [Member] Short-Term Long-Term United States Dollar and Euro [Member] Maximum [Member]	Dec. 31, 2013 UniCredit Bank (Former Bayerische Hypo-und-Vereinsbank) [Member] Short-Term Long-Term United States Dollar and Euro [Member] USD ($)	Dec. 31, 2012 UniCredit Bank (Former Bayerische Hypo-und-Vereinsbank) [Member] Short-Term Long-Term United States Dollar and Euro [Member] USD ($)	Dec. 31, 2013 UniCredit Bank (Former Bayerische Hypo-und-Vereinsbank) [Member] Short-Term Long-Term United States Dollar and Euro [Member] Minimum [Member]	Dec. 31, 2013 UniCredit Bank (Former Bayerische Hypo-und-Vereinsbank) [Member] Short-Term Long-Term United States Dollar and Euro [Member] Maximum [Member]	Dec. 31, 2013 Fortis Bank [Member] U.S. Dollar and Euro-Denominated [Member] USD ($)	Dec. 31, 2012 Fortis Bank [Member] U.S. Dollar and Euro-Denominated [Member] USD ($)	Dec. 31, 2013 Fortis Bank [Member] U.S. Dollar and Euro-Denominated [Member] Minimum [Member]	Dec. 31, 2013 Fortis Bank [Member] U.S. Dollar and Euro-Denominated [Member] Maximum [Member]	Dec. 31, 2013 Alfa-bank [Member] Short-Term Russian Ruble and United States Dollar and Euro [Member] USD ($)	Sep. 30, 2013 Alfa-bank [Member] Short-Term Russian Ruble and United States Dollar and Euro [Member]	Dec. 31, 2013 Eurasian Development Bank [Member] Long Term Russian Ruble [Member] USD ($)	Dec. 31, 2012 Eurasian Development Bank [Member] Long Term Russian Ruble [Member] RUB	Dec. 31, 2013 ING Bank [Member] Short-Term and Long-Term Multi Currency [Member] USD ($)	Dec. 31, 2012 ING Bank [Member] Short-Term and Long-Term Multi Currency [Member] USD ($)	Dec. 31, 2013 ING Bank [Member] Short-Term and Long-Term Multi Currency [Member] Minimum [Member]	Dec. 31, 2013 ING Bank [Member] Short-Term and Long-Term Multi Currency [Member] Maximum [Member]	Dec. 31, 2013 Raiffeisen Bank [Member] Short-Term and Long-Term Multi Currency [Member] USD ($)	Dec. 31, 2012 Raiffeisen Bank [Member] Short-Term and Long-Term Multi Currency [Member] USD ($)	Dec. 31, 2012 Raiffeisen Bank [Member] Short-Term and Long-Term Multi Currency [Member] Minimum [Member]	Dec. 31, 2012 Raiffeisen Bank [Member] Short-Term and Long-Term Multi Currency [Member] Maximum [Member]	Dec. 31, 2013 MCB [Member] Short-term U.S. Dollar Denominated Loan [Member] USD ($)
Debt Instrument [Line Items]
Long-term debt interest rate	12.00%			4.40%	11.00%	12.00%							6.30%	14.00%			6.80%	7.30%			2.00%	4.80%			1.60%	7.10%		10.90%		11.50%			1.60%	3.80%			2.50%	5.70%
Credit facility outstanding amount		$ 942,795	$ 853,282			$ 692,329	$ 452,777	$ 772,258	24,000,000	$ 638,299		$ 759,766			$ 58,090	$ 96,357			$ 118,734	$ 306,208			$ 462,976	$ 354,617			$ 150,000		$ 71,322	92,227	$ 67,104	$ 85,025			$ 53,510	$ 115,031			$ 105,000
Credit facility agreement amount										772,258	24,000,000
Current liabilities reclassified to long-term debt						101,201									45,724
Aggregate principal amount																											$ 150,000			95,319
Short-term debt bearing interest rate																																							8.00%